Investment In Associate - Summary of Movement of the investment in Associates (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of movement of the investment in associates [Line Items]
Carrying amount of the investment at the beginning of the year	₽ 1,111
Share of total comprehensive income	197	₽ 112	₽ 54
Carrying amount of the investment at the end of the year	1,238	1,111
Litres Holdings Limited [Member]
Disclosure of movement of the investment in associates [Line Items]
Carrying amount of the investment at the beginning of the year	1,111	1,139
Share of total comprehensive income	197	112	54
Dividends received / receivable	(70)	(140)
Carrying amount of the investment at the end of the year	₽ 1,238	₽ 1,111	₽ 1,139